AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 3, 1996


                                                              File Nos. 33-16270
                                                                        811-5267

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 18

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No. 18

                        (Check appropriate box or boxes.)

                              VOYAGEUR FUNDS, INC.

               (Exact Name of Registrant as Specified in Charter)

        90 SOUTH SEVENTH STREET, SUITE 4400, MINNEAPOLIS, MINNESOTA 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 376-7000
              (Registrant's Telephone Number, including Area Code)

                                 THOMAS J. ABOOD
        90 SOUTH SEVENTH STREET, SUITE 4400, MINNEAPOLIS, MINNESOTA 55402
                     (Name and Address of Agent for Service)

                                    Copy to:
                           Kathleen L. Prudhomme, Esq.
                                Dorsey & Whitney
                             220 South Sixth Street
                          Minneapolis, Minnesota 55402

It is proposed that this filing will become effective (check appropriate box):

     immediately upon filing pursuant to paragraph (b) of Rule 485 on (specify date) pursuant to paragraph (b) of Rule 485
/X/  75 days after filing pursuant to paragraph (a) of Rule 485 on (date) pursuant to paragraph (a) of Rule 485

The Registrant has registered an indefinite number of shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice was filed by the Registrant on August 29, 1995.

              CROSS REFERENCE SHEET FOR ITEMS REQUIRED BY FORM N-1A

  ITEM NO.
OF FORM N-1A        CAPTION IN PROSPECTUS
------------        ---------------------

     1              Cover Page

     2              Fund Expenses

     3              Investment Performance

     4              Investment Objectives and Policies; Risks and
                    Characteristics of Securities and Investment Techniques; General Information

     5              Management; General Information

     6              Distributions to Shareholders and Taxes; General Information

     7              Purchase of Shares; Management; Determination of Net Asset
                    Value

     8              Redemption of Shares

     9              Not Applicable

                    CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
                    ----------------------------------------------

     10             Cover Page

     11             Table of Contents

     12             Not Applicable

     13             Investment Policies and Restrictions

     14             Directors and Executive Officers

     15 The Investment Advisers, Sub-Adviser, Administrative Services, Expenses and Brokerage; Additional Information

     16 Directors and Executive Officers; The Investment Advisers, Sub-Adviser, Administrative Services, Expenses and Brokerage

     17 The Investment Advisers, Sub-Adviser, Administrative Services, Expenses and Brokerage

     18             Additional Information

     19             Redemptions; Net Asset Value and Public Offering Price

     20             Taxes

     21             The  Investment  Advisers, Sub-Adviser, Administrative
                    Services,

                    Expenses and Brokerage

     22             Performance Comparisons

     23             Not Applicable

                              VOYAGEUR FUNDS, INC.
                       90 South Seventh Street, Suite 4400
                          Minneapolis, Minnesota 55402
                                 (612) 376-7000
                                 (800) 553-2143
                        _________________________________

                          VFI SHORT DURATION PORTFOLIO
                       VFI INTERMEDIATE DURATION PORTFOLIO
                               VFI CORE PORTFOLIO
                        _________________________________


     Voyageur Financial Institutions ("VFI") Short Duration Portfolio, VFI Intermediate Duration Portfolio and VFI Core Portfolio (the "Funds) are series of Voyageur Funds, Inc. (the "Company"), an open-end mutual fund which offers its shares in separate investment portfolios. Each Fund operates as a diversified mutual fund.

     Marquette Trust Company ("Marquette"), 13100 Wayzata Boulevard, Suite 100, Minneapolis, Minnesota 55480, serves as investment adviser to VFI Intermediate Duration Portfolio and VFI Core Portfolio. The Adviser has retained Voyageur Fund Managers, Inc. ("VFM") to act as sub-adviser to such Funds. Cadre Consulting Services, Inc. ("Cadre), 905 Marconi Avenue, Ronkonkoma, New York 11779, serves as investment adviser to VFI Short Duration Portfolio.

     The investment objective of each Fund is to seek as high a level of current income as is consistent with preservation of principal and the average duration of its respective portfolio securities. A detailed description of the types of securities in which each Fund may invest and of investment policies and restrictions applicable to each Fund is set forth in this Prospectus. There is no assurance that any Fund's investment objective will be achieved.

     The Funds are no-load which means that there is no sales charge when you buy or redeem shares.

     INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. THE FUNDS' SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER FEDERAL AGENCY. AN INVESTMENT IN ANY OF THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL DUE TO FLUCTUATIONS IN THE APPLICABLE FUND'S NET ASSET VALUE.

     This Prospectus sets forth certain information about the Funds that a prospective investor ought to know before investing. A Statement of Additional Information (dated _______, 1996), as amended from time to time, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available free of charge by telephone and at the mailing address below, and is incorporated in its entirety by reference into this Prospectus in accordance with the Commission's rules.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                         Prospectus dated _________,1996



                                TABLE OF CONTENTS


                                                                            PAGE

Fund Expenses.................................................................

Investment Objectives and Policies............................................

Risks and Characteristics of Securities and Investment Techniques

Investment Restrictions.......................................................

Purchase of Shares............................................................

Redemption of Shares..........................................................

Exchange Privilege............................................................

Management....................................................................

Determination of Net Asset Value..............................................

Distributions to Shareholders and Taxes.......................................

Investment Performance........................................................

General Information...........................................................





                 SHARES OF THE FUNDS COVERED BY THIS PROSPECTUS
        ARE NOT REGISTERED IN ALL STATES. SHARES THAT ARE NOT REGISTERED
      IN ONE OR MORE STATES ARE NOT BEING OFFERED AND SOLD IN SUCH STATES.


                                  FUND EXPENSES

     Each Fund is offered to investors on a no-load basis, without any sales commissions or distribution ("12b-1 plan") charges.

SHAREHOLDER TRANSACTION EXPENSES

     Sales Load Imposed on Purchases.......................................     None
     Sales Load Imposed on Reinvested Dividends............................     None
     Deferred Sales Load...................................................     None
     Redemption Fees.......................................................     None
     Exchange Fee..........................................................     None

ANNUAL FUND OPERATING EXPENSES
  as a percentage of average net assets)

                                                       Investment                                       Total
                                                        Advisory        Service        Other          Operating
                                                          Fees           Fees        Expenses         Expenses

VFI Short Duration Portfolio.......................       .10%           .05%          .20%               .35%
VFI Intermediate Duration Portfolio................       .35%           .05%          .10%               .50%
VFI Core Portfolio.................................       .35%           .05%          .10%               .50%

EXAMPLE

     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                                    1 YEAR           3 YEARS

VFI Short Duration Portfolio                                           $                $
VFI Intermediate Duration Portfolio
VFI Core Portfolio

     THE EXAMPLES CONTAINED IN THE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the above Fund Expenses table is to assist the investor in understanding the various costs and expenses that investors in the Funds will bear directly or indirectly. The Investment Advisory Fees set forth in the table reflect the maximum amount payable by each Fund, and may be less for VFI Intermediate Duration Portfolio and VFI Core Portfolio to the extent either such Fund underperforms its benchmark index. Under their Investment Advisory Agreements with the Company, each such Fund's investment adviser is entitled to receive from the Fund a monthly advisory and management fee equivalent on an annual basis to .20% of the average daily net assets of such Fund, subject to a performance adjustment of up to _.15%. The investment adviser for VFI Short Duration Portfolio is entitled to receive a monthly advisory and management fee equivalent on an annual basis to .10% of the average daily net assets of such Fund. The advisory fee for VFI Short Duration Portfolio is not subject to a performance adjustment. See "Management -- Investment Advisers." Each Fund also pays a monthly service fee equal, on an annual basis, to .05% of the Fund's average daily net assets. Such fee is paid to Voyageur Fund Distributors, Inc. (the "Underwriter") to compensate the Underwriter for expenses incurred in connection with the servicing of Fund shareholder accounts. See "Management -- The Underwriter."

                       INVESTMENT OBJECTIVES AND POLICIES

GENERAL

     The investment objective of each Fund is to seek as high a level of current income as is consistent with preservation of principal and the average duration of its respective portfolio securities. The securities in which the Funds invest and the investment techniques discussed in this section are described in greater detail in the Prospectus under "Risks and Characteristics of Securities and Investment Techniques" and in the Statement of Additional Information. VFI Short Duration Portfolio ("Short Duration Portfolio") seeks to maintain an average effective portfolio duration ranging from .5 to 1.5 years, VFI Intermediate Duration Portfolio ("Intermediate Duration Portfolio") seeks to maintain an average effective portfolio duration ranging from 1.5 to 3.5 years and VFI Core Portfolio ("Core Portfolio") seeks to maintain an average effective portfolio duration ranging from 3.5 to 5.5 years.

     Each Fund's investment objective is fundamental, which means that it cannot be changed without the vote of its respective shareholders as provided in the Investment Company Act of 1940, as amended (the "1940 Act"). The investment policies and techniques employed in pursuit of the Funds' objectives may be changed without shareholder approval, unless otherwise noted. There are risks in any investment program and there is no assurance that a Fund's investment objective will be achieved. The value of each Fund's shares will fluctuate with changes in the market value of its investments.

INVESTMENT POLICIES AND TECHNIQUES

     Each Fund seeks to achieve its objective by investing exclusively in securities issued or guaranteed by the United States government or its agencies or instrumentalities ("U.S. Government Securities") and repurchase agreements fully secured by U.S. Government Securities. The U.S. Government Securities in which each Fund may invest include mortgage-related securities, such as pass-through securities, collateralized mortgage obligations, and zero coupon treasury securities. The Funds will not invest, however, in any mortgage-related securities that are considered "high risk" under the supervisory policies of the Office of the Comptroller of the Currency applicable to national banks. Each Fund may purchase securities on a when-issued basis and purchase or sell securities on a forward commitment basis. See "Risks and Characteristics of Securities and Investment Techniques" for a description of these securities and investment techniques and the risks involved in their use.

EFFECTIVE DURATION

     Effective duration estimates the interest rate risk (price volatility) of a security, i.e., how much the value of the security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price is to changes in interest rates. For example, if interest rates were to increase by 1%, the market value of a bond with an effective duration of five years would decrease by about 5%, with all other factors being constant.

     It is important to understand that, while a valuable measure, effective duration is based on certain assumptions and has several limitations. It is most useful as a measure of interest rate risk when interest rate changes are small, rapid and occur equally across all the different points of the yield curve. In addition, effective duration is difficult to calculate precisely for bonds with prepayment options, such as mortgage-backed securities, because the calculation requires assumptions about prepayment rates. For example, when interest rates go down, homeowners may prepay their mortgages at a higher rate than assumed in the initial effective duration calculation, thereby shortening the effective duration of the Fund's mortgage-backed securities. Conversely, if rates increase, prepayments may decrease to a greater extent than assumed, extending the effective duration of such securities. For these reasons, the effective durations of funds which invest a significant portion of their assets in mortgage-backed securities can be greatly affected by changes in interest rates.

TEMPORARY INVESTMENTS

     Each Fund may retain cash or invest in short-term money market instruments when economic or market conditions are such that the Fund's investment adviser or sub-adviser deems a temporary defensive position to be appropriate. In addition, even when a Fund is fully invested, normally up to 5% of the Fund's total assets will be held in short-term money market securities and cash to pay redemption requests and Fund expenses. Investments in short-term money market securities will be limited to obligations of the U.S. Government and its agencies and instrumentalities. See "Investment Policies and Restrictions" in the Statement of Additional Information.

                     RISKS AND CHARACTERISTICS OF SECURITIES
                            AND INVESTMENT TECHNIQUES

     The following describes in greater detail different types of securities and investment techniques used by the Funds, and discusses certain concepts relevant to the investment policies of the Funds. Additional information about the Funds' investments and investment practices may be found in the Statement of Additional Information.

GENERAL

     The Funds are subject to interest rate risk, which is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. When interest rates rise, bond prices generally fall. Conversely, when interest rates fall, bond prices generally rise. Interest rate risk applies to U.S. Government Securities as well as other bonds. U.S. Government Securities are guaranteed only as to the payment of interest and principal. The current market prices for such securities are not guaranteed and will fluctuate. In general, shorter term bonds are less sensitive to interest rate changes, but longer term bonds generally offer higher yields. The Funds also are subject to prepayment risk to the extent they invest in mortgage-related securities. Certain types of investments and investment techniques that may be used by the Funds are described in greater detail, including the risks of each, in this section.

U.S. GOVERNMENT SECURITIES

     Each Fund invests in U.S. Government Securities. U.S. Government Securities are issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. THE CURRENT MARKET PRICES FOR SUCH SECURITIES ARE NOT GUARANTEED AND WILL FLUCTUATE AS WILL THE NET ASSET VALUE OF THE FUNDS. The Funds may invest in direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, and in obligations of U.S. Government agencies or instrumentalities, including, but not limited to, Federal Home Loan Banks, the Farmers Home Administration, Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Financing Corporation and the Student Loan Marketing Association.

     Obligations of U.S. Government agencies or instrumentalities are backed in a variety of ways by the U.S. Government or its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. Others, such as obligations of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury. Still others, such as those issued by the Federal National Mortgage Association, are backed by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. Finally, obligations of other agencies or instrumentalities are backed only by the credit of the agency or instrumentality issuing the obligations.

MORTGAGE-RELATED SECURITIES

     Mortgage-related securities are securities that, directly or indirectly, represent participations in, or are secured by and payable from, loans secured by real property. The current issuers or guarantors of mortgage-related securities in which the Funds may invest are the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Mortgage-related securities, as the term is used in this Prospectus, include government guaranteed mortgage pass-through securities, adjustable rate mortgage securities and collateralized mortgage obligations. The Funds will not invest in any mortgage-related securities other than those issued or guaranteed by the U.S. government or its agencies and instrumentalities.

     (a) GUARANTEED MORTGAGE PASS-THROUGH SECURITIES. The government guaranteed mortgage pass-through securities in which each Fund may invest include certificates issued or guaranteed by GNMA, FNMA and FHLMC, which represent interests in underlying residential mortgage loans. These mortgage pass-through securities provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. Each of GNMA, FNMA and FHLMC guarantee timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC generally guarantees only ultimate collection of principal of the underlying mortgage loans. For a further description of these securities, see "Investment Policies and Restrictions--Government Guaranteed Mortgage-Related Securities" in the Statement of Additional Information.

     (b) ADJUSTABLE RATE MORTGAGE SECURITIES. Each Fund may also invest in adjustable rate mortgage securities ("ARMS"). ARMS are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While values of ARMS, like other fixed-income securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other fixed-income securities because the coupon rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional fixed income securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

     (c) COLLATERALIZED MORTGAGE OBLIGATIONS. Each Fund may invest, within the limits discussed below, in CMOs (collateralized mortgage obligations and multiclass pass-through securities unless the context otherwise indicates). Collateralized mortgage obligations are debt instruments issued by special purpose entities which are secured by pools of mortgage loans or other mortgage-related securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-related securities. Payments of principal and interest on underlying collateral provide the funds to pay debt service on the collateralized mortgage obligation or make scheduled distributions on the multi-class pass-through security. CMOs may be issued by agencies or instrumentalities of the U.S. Government or by private organizations. The Funds will only invest in CMOs issued or guaranteed by agencies or instrumentalities of the U.S. Government.

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates.

     The principal and interest on the underlying mortgages may be allocated among the several tranches of a CMO in many ways. For example, certain tranches may have variable or floating interest rates and others may be stripped securities which provide only the principal or interest feature of the underlying security. Generally, the purpose of the allocation of the cash flow of a CMO to the various tranches is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on the tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. As part of the process of creating more predictable cash flows on most of the tranches of a CMO, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches are generally higher than prevailing market yields on mortgage-related securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield of these tranches generally may be more volatile. The Funds will not invest in any tranche of a CMO that would be considered "high risk" under the supervisory policies of the Office of the Comptroller of the Currency applicable to national banks. See "Investment Policies and Restrictions" in the Statement of Additional Information. For example, the Funds will not invest in "interest-only" or "IO" tranches, "principal only" or "PO" tranches, "inverse floaters" or "inverse IOs."

ZERO COUPON SECURITIES

     The Funds may invest in "zero coupon" securities issued or guaranteed by the United States government or its agencies or instrumentalities. The Funds will not invest in any such securities that are "privately issued" (i.e., sold by a bank or brokerage firm which itself separates the principal portions from the coupon portions of the U.S. Treasury bonds and notes and holds such instruments in a custodial or trust account). A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).

     Zero coupon securities do not entitle the holder to any periodic payments of interest prior to maturity. Accordingly, these securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. In certain circumstances, a Fund could fail to recoup its initial investment in zero coupon securities. Current federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though such holder receives no interest payments in cash on the security during the year. In addition, as a registered investment company, a Fund will be required to distribute this income to shareholders. See "Distributions to Shareholders and Taxes." These distributions will be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. A Fund will not be able to purchase additional income producing securities with cash used to make such distributions, and the Fund's current income ultimately may be reduced as a result.

REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements with respect to U.S. Government Securities. A repurchase agreement involves the purchase by a Fund of securities with the condition that after a stated period of time the original seller (a member bank of the Federal Reserve System or a recognized securities dealer) will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. While collateral will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest due thereunder), if a seller were to default on its repurchase obligation, a Fund would suffer a loss to the extent proceeds from the sale of collateral were less than the repurchase price. In the event of a seller's bankruptcy, a Fund might be delayed in, or prevented from, selling the collateral to the Fund's benefit. The Board of Directors has established procedures, which are periodically reviewed by the Board, pursuant to which the Adviser will monitor the creditworthiness of the banks and dealers with which the Fund enters into repurchase agreement transactions. Repurchase agreements maturing in more than seven days are considered illiquid and subject to each Fund's restriction on investing in illiquid securities. See "Illiquid Securities," below.

REVERSE REPURCHASE AGREEMENTS

     Each Fund may engage in "reverse repurchase agreements" with banks and securities dealers. Reverse repurchase agreements are ordinary repurchase agreements in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transactions costs. Because certain of the incidents of ownership of the security are retained by the Fund, reverse repurchase agreements are considered a form of borrowing by the Fund from the buyer, collateralized by the security. At the time the Fund enters into a reverse repurchase agreement, cash or U.S. Government Securities having a value sufficient to make payments for the securities to be repurchased will be segregated, and will be maintained throughout the period of the obligation. Reverse repurchase agreements will not be used as a means of borrowing for investment purposes. No more than one-third of the total assets of each Fund will be subject to reverse repurchase agreements.

BORROWING

     Each of the Funds may borrow money from banks for temporary or emergency purposes in an amount up to one-third of the value of its total assets in order to meet redemption requests without immediately selling any of its portfolio securities. If, for any reason, the current value of their Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, such Fund will, within three days, reduce its indebtedness to the extent necessary. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. Interest paid by a Fund on borrowed funds would decrease the net earnings of that Fund. None of the Funds will purchase portfolio securities while outstanding borrowings exceed 5% of the value of the Fund's total assets. Each Fund may mortgage, pledge or hypothecate its assets to secure permitted temporary or emergency borrowing. The policies set forth in this paragraph are fundamental and may not be changed with respect to a Fund without the approval of a majority of that Fund's shares. The Funds do not consider reverse repurchase agreements to be borrowings for purposes of the investment policies set forth in this paragraph.

WHEN-ISSUED SECURITIES

     Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. The Funds will not accrue income with respect to when-issued or forward commitment securities prior to their stated delivery date. Pending delivery of the securities, each Fund maintains in a segregated account cash or liquid high-grade debt obligations in an amount sufficient to meet its purchase commitments. The Funds will likewise segregate securities they sell on a forward commitment basis.

     The purchase of securities on a when-issued or forward commitment basis exposes a Fund to risk because the securities may decrease in value prior to their delivery. Purchasing securities on a when-issued or forward commitment basis involves the additional risk that the return available in the market when the delivery takes place will be higher than that obtained in the transaction itself. Placing securities rather than cash in the segregated account referred to in the previous paragraph may have a leveraging effect on a Fund's net asset value per share; that is, to the extent that a Fund remains substantially fully invested in securities at the same time that it has committed to purchase securities on a when-issued or forward commitment basis, greater fluctuations in its net asset value per share may occur than if it had set aside cash to satisfy its purchase commitments.

MORTGAGE DOLLAR ROLLS

     In connection with their ability to purchase securities on a when-issued or forward commitment basis, each Fund may enter into mortgage "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund gives up the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. Each Fund will hold and maintain in a segregated account until the settlement date cash or cash equivalent securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon the ability of the Fund's investment adviser or sub-adviser to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed.

SHORT SALES AGAINST-THE-BOX

     The Funds may make short sales "against-the-box" for the purpose of deferring realization of gain or loss for federal income tax purposes and for the purpose of hedging against an anticipated decline in the value of the underlying securities. A short sale "against-the-box" is a short sale in which the Fund owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold short.

ILLIQUID SECURITIES

     Each Fund may invest up to 15% of its net assets in illiquid securities. A security is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund is valuing the security. Illiquid securities may offer a higher yield than securities which are more readily marketable but they may not always be marketable on advantageous terms. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. A Fund may be restricted in its ability to sell such securities at a time when the Adviser deems it advisable to do so. In addition, in order to meet redemption requests, a Fund may have to sell other assets, rather than such illiquid securities, at a time which is not advantageous.

PORTFOLIO TURNOVER

     Each Fund will use short-term trading to benefit from yield disparities among different issues of securities or otherwise to achieve its investment objective. The portfolio turnover rate is not expected to exceed 200% for Intermediate Duration Portfolio and Core Portfolio and 300% for Short Duration Portfolio. Portfolio turnover in excess of 100% is generally considered to be high. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which are borne directly by the Fund, and may increase short-term capital gains which are taxable as ordinary income when distributed to shareholders. The method of calculating portfolio turnover rate is set forth in the Statement of Additional Information under "Investment Policies and Restrictions--Portfolio Turnover."

                             INVESTMENT RESTRICTIONS

     Each Fund has adopted certain investment restrictions in addition to those set forth above, which are set forth in their entirety in the Statement of Additional Information. Certain of these restrictions are fundamental and cannot be changed without shareholder approval. Except for each Fund's policy regarding borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction.

                               PURCHASE OF SHARES

GENERAL

     Shares of each Fund are purchased at the net asset value per share next calculated after receipt of the purchase order, without a sales charge. The minimum initial investment in the Funds is $500,000, in the aggregate, and the minimum additional aggregate investment is $100,000. Purchases of Fund shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will generally not be issued. Each Fund reserves the right, in its absolute discretion, to reject any order for the purchase of its shares.

     Interest income begins to accrue as of the opening of the New York Stock Exchange (the "Exchange") on the day that payment is received. If payment is made by check, payment is considered received on the day the check is received if the check is drawn upon a member bank of the Federal Reserve System within the Ninth Federal Reserve District (Michigan's Upper Peninsula, Minnesota, Montana, North Dakota, South Dakota and northwestern Wisconsin). In the case of other checks, payment is considered received when the check is converted into "Federal Funds," i.e., monies of member banks within the Federal Reserve System that are on deposit at a Federal Reserve Bank, normally within two days after receipt.

     An investor who may be interested in having shares redeemed shortly after purchase should consider making unconditional payment by certified check, by transmitting Federal Funds by wire or other means approved in advance by the Underwriter. Payment of redemption proceeds will be delayed as long as necessary to verify by expeditious means that the purchase payment has been or will be collected. Such period of time typically will not exceed 15 days.

     Shares of the Funds may be purchased by opening an account either by mail or by phone.

PURCHASES BY MAIL

     To open an account by mail, complete the general authorization form attached to this Prospectus and mail it along with a check payable to the appropriate Fund, to Voyageur Fund Distributors, Inc., 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

PURCHASES BY TELEPHONE

     To open an account by telephone, call (612) 376-7014 or (800) 545-3863 to obtain an account number and instructions. Information concerning the account will be taken over the phone. The investor must then request a commercial bank with which he or she has an account and which is a member of the Federal Reserve System to transmit Federal Funds by wire to the appropriate Fund as follows:

              Marquette Trust Company, ABA #___________
              For credit of: (insert applicable Fund name)
              Checking Account No.:

                           VFI Short Duration Portfolio                         _____________
                           VFI Intermediate Duration Portfolio                  _____________
                           VFI Core Portfolio                                   _____________

              Account Number: (assigned by telephone)

     Information on how to transmit Federal Funds by wire is available at any national bank or any state bank that is a member of the Federal Reserve System. The bank may charge the shareholder for the wire transfer. If the phone order and Federal Funds are received before the primary close of trading on the Exchange, the order will be deemed to become effective at that time. Otherwise, the order will be deemed to become effective as of the primary close of trading on the Exchange on the next day the Exchange is open for trading. The investor will be required to complete the general authorization form attached to this Prospectus and mail it to the appropriate Fund after making the initial telephone purchase.

CONTRIBUTION IN KIND

         For investments in excess of $500,000, the Funds may accept, in whole or in part, a payment in kind of securities that are consistent with the Fund's investment objectives and policies as payment for the Shares. The Fund's Adviser will have sole discretion to determine whether the Fund will accept a payment in kind for the Shares. Securities so accepted will be valued in the same manner as the applicable Fund's securities.

                              REDEMPTION OF SHARES

WRITTEN REDEMPTIONS

     Each Fund will redeem its shares in cash at the net asset value next determined after receipt of a shareholder's written request for redemption in "good order." "Good order" means that the redemption request must be executed exactly as the shares are registered. If the redemption proceeds are to be paid to the registered holder(s), a signature guarantee is not normally required. A signature guarantee is required in certain other circumstances. See "Redemptions" in the Statement of Additional Information.

TELEPHONE REDEMPTIONS

     Shareholders may redeem shares of any Fund by telephoning (612) 376-7014 or
(800) 545-3863. The applicable section of the authorization form must have been completed and filed with the Fund before the telephone request is received. Shares will be redeemed at their net asset value next determined following a Fund's receipt of the redemption request. The proceeds of the redemption will be paid by check mailed to the shareholder's address of record or, if requested at the time of redemption, by wire to the bank designated on the authorization form.

     The Funds will employ reasonable procedures to confirm that telephone requests are genuine, including requiring that payment be made only to the address of record or the bank account designated on the authorization form and requiring certain means of telephonic identification. If a Fund follows such procedures, it will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. If a Fund does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions.

     Each Fund reserves the right at any time to suspend or terminate telephone redemptions or to impose a fee for this service. There is currently no additional charge to the shareholder for use of the telephone redemption procedure.

REDEMPTION IN KIND

     Redemption proceeds for redemption requests of $500,000 or more may be paid, at the sole option of a Fund, in whole or in part by a distribution in kind of securities or other assets held by such Fund. The determination of which of a Fund's assets will be distributed to meet such redemption requests will be made by the Fund's Adviser, in consultation with the redeeming shareholder. Securities or other assets so distributed will be valued in the same manner as the applicable Fund's securities. In order to dispose of such securities or other assets, the redeeming Shareholder would most likely be required to bear transaction costs, if any.

ADDITIONAL REDEMPTION INFORMATION

     Shareholders who have submitted a request to one of the Funds for redemption of their shares will not earn any income on such shares distributed by the Fund on the redemption date. If shares for which payment has been collected are redeemed, payment must be made within seven days. Each Fund may suspend this right of redemption and may postpone payment only when the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for such Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the Commission for the protection of investors.

     Each Fund reserves the right and currently plans to redeem Fund shares and mail the proceeds to the shareholder if at any time the value of Fund shares in the account falls below a specified value, currently set at $1,000. Shareholders will be notified and will have 60 days to bring the account up to the required value before any redemption action will be taken by a Fund.

                               EXCHANGE PRIVILEGE

     Shares of each Fund may be exchanged for shares of the other Funds and for institutional class shares of any other of the Company's Funds which issue such shares, provided that the shares to be acquired in the exchange are eligible for sale in the shareholder's state of residence. The exchange will be made on the basis of the relative net asset values next determined after receipt of the exchange request. The Underwriter reserves the right, upon 60 days' prior notice, to restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, exchanges. An exchange is considered to be a sale of shares on which the investor may realize a capital gain or loss for income tax purposes. Exchange requests should be placed directly with the Fund by calling
(800) 545-3863.

                                   MANAGEMENT

DIRECTORS AND EXECUTIVE OFFICERS OF THE FUNDS

     Under the laws of the State of Minnesota, the Board of Directors of the Company is responsible for managing the business and affairs of the Funds. The names, addresses, principal occupations and other affiliations of Directors and executive officers of the Company are set forth in the Statement of Additional Information.

INVESTMENT ADVISERS

     Marquette and Cadre have been retained under investment advisory agreements (the "Advisory Agreements") with the Company to act as the Funds' investment advisers, subject to the authority of the Board of Directors. Cadre will act as investment adviser to Short Duration Portfolio and Marquette will act as investment adviser to Intermediate Duration Portfolio and Core Portfolio.

     Marquette Trust Company is headquartered in Minneapolis, Minnesota. It is the lead Trust company for a $3.5 billion community bank organization under common ownership. The bank group includes over 40 banks in ten different states. Marquette Trust Company provides investment management, custody, and Trust administration services for over $400 million of assets in Minnesota, Wisconsin, Iowa, and South Dakota. It has been providing Trust services for the past 50 years.

     Cadre Consulting Services, Inc. was founded in 1982, and is based in Long Island, New York. It specializes in investment management, administration, and marketing for governmental entities. It currently provides these services for 21 different programs covering 10 states, with 2,500 clients. Cadre manages $2.2 billion of short term investment assets, and an additional $3.2 billion of fixed rate/fixed term assets.

     Short Duration Portfolio pays its investment adviser a monthly investment advisory and management fee equivalent on an annual basis to .10% of the average daily net assets of such Fund. Each of Intermediate Duration Portfolio and Core Portfolio pays its investment adviser a monthly investment advisory and management fee equivalent on an annual basis to .20% of the average daily net assets of such Fund (the "Basic Fee"). The Basic Fee for each such Fund is subject to adjustment as described below.

     Adjustments to the Basic Fee for Intermediate Duration Portfolio and Core Portfolio are made by comparison of the respective Fund's investment performance for the applicable period with the investment record of a comparison index, as described below (individually a "Comparison Index" and collectively the "Comparison Indexes"). A Fund's Basic Fee for each month may be increased or decreased by up to .15% (on an annualized basis) of the Fund's average daily net assets depending upon the extent by which the Fund's performance varies from its Comparison Index over the applicable performance period. For purposes of calculation of the performance adjustment, average daily net assets are equal to the Fund's average daily net assets during the month for which the calculation is being made.

     For each of Intermediate Duration Portfolio and Core Portfolio, no change is made to the Basic Fee to the extent the Fund's performance falls within .05% of the performance of the Fund's Comparison Index during the applicable performance period. If a Fund's performance exceeds that of its Comparison Index by .06% or more, the Basic Fee will be increased by the product of 20% and the number of basis points by which the Fund's performance has exceeded that of its Comparison Index, up to a maximum increase of .15% (on an annualized basis) for performance which exceeds the Comparison Index by .75% or more. Thus, for Fund performance which exceeds the Comparison Index by .06%, the Basic Fee will be increased by .00012% (20% X .06%). Corresponding decreases will be made to the Basic Fee to the extent the Fund's performance falls below that of its Comparison Index by more than .05%, up to a maximum decrease of .15% for performance which falls .75% or more below that of the Comparison Index.

     The following table sets forth examples of resulting increases or decreases to the Basic Fee on an annualized basis given various performance results:

                                                                                         ADJUSTMENT
                                                                                         TO BASIC FEE
PERFORMANCE OF FUND RELATIVE TO COMPARISON INDEXES                                       (ANNUALIZED)
--------------------------------------------------                                        -----------
+.75 percentage points or more..........................................................     +.15%
+.50....................................................................................     +.10%
+.25....................................................................................     +.05%
+.05....................................................................................        0%
   0....................................................................................        0%
-.05....................................................................................        0%
-.25....................................................................................     -.05%
-.50....................................................................................     -.10%
-.75 percentage points or more..........................................................     -.15%

     The Basic Fee, plus or minus the performance adjustments calculated as described herein, is paid monthly. The applicable performance period is a rolling 12-month period consisting of the most recent calendar month plus the immediately preceding 11 months. No adjustments will be made in the first 12 months the Funds are under management.

     In calculating the investment performance of a Fund as compared with the investment record of its Comparison Index, dividends and other distributions of the Fund and dividends and other distributions made with respect to component securities of the Comparison Index during the performance period are treated as having been reinvested. The investment performance of the Fund is calculated based upon the total return of the Fund for the applicable period, which consists of the total net asset value of the Fund at the end of the applicable period, including reinvestment of dividends and distributions, less the net asset value of the Fund at the commencement of the applicable period divided by the net asset value of the Fund at the commencement of the applicable period. Fractions of a percentage point are rounded to the nearest whole point (to the higher whole point if exactly one-half).

     Comparison Indexes for the Funds were chosen taking into account the targeted duration ranges of the Funds and the types of securities in which the Funds will invest.

     The performance of VFI Intermediate Duration Portfolio will be compared to that of the Lehman Brothers Mutual Fund (1-5 year) U.S. Government Index. This index currently has a duration of 2.28 years and consists of all Treasury and U.S. government agency issues maturing in one to five years (currently 775 issues). The performance of VFI Core Portfolio will be compared to that of the Lehman Brothers Mutual Fund Government/Mortgage Index. This index currently has a duration of 4.35 years and consists of all U.S. government, treasury, agency and agency mortgage-backed securities.

SUB-ADVISER

     VFM will act as the Sub-Adviser to VFI Intermediate Duration Portfolio and VFI Core Portfolio. VFM and the Underwriter are each indirect wholly-owned subsidiaries of Dougherty Financial Group Inc. ("DFG"), which is owned approximately 49% by Michael E. Dougherty, 49% by Pohlad Companies and less than 1% by certain retirement plans for the benefit of DFG employees. Mr. Dougherty co-founded the predecessor of DFG in 1977 and has served as Chairman of the Board and Chief Executive officer of DFG since inception. Pohlad Companies is a holding company owned in equal parts by each of James O. Pohlad, Robert C. Pohlad and William M. Pohlad. VFM's principal business address is 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402. As of November 30, 1995, VFM and its affiliates served as the manager to six closed-end and ten open-end investment companies (comprising 29 separate investment portfolios), administered numerous private accounts and managed approximately $8.1 billion in assets.

     The Sub-Advisory Agreement between Marquette and VFM provides that VFM is entitled to a fee paid by Marquette , which is accrued daily and paid monthly, equal to an annual rate of 50% of the Basic Fee plus or minus 50% of the performance fee adjustment described above under "--Investment Advisers."

PORTFOLIO MANAGEMENT

     All investment decisions for the Funds will be made by a committee,  and no
individual   or   individuals   will  be   primarily   responsible   for  making
recommendations to that committee.

THE UNDERWRITER

     The shares of the Funds are distributed through Voyageur Fund Distributors, Inc. (the "Underwriter") pursuant to a Distribution Agreement between the Underwriter and the Company. Pursuant to the Distribution Agreement, the Underwriter receives a monthly service fee from each Fund equal, on an annual basis, to .05% of such Fund's average daily net assets. Such fee is intended to compensate the Underwriter for expenses incurred in connection with the servicing of Fund shareholder accounts.

CUSTODIAN

     Marquette serves as the custodian of each Fund's portfolio securities and cash. Marquette receives no additional compensation for acting as the custodian of VFI Intermediate Duration Portfolio and VFI Core Portfolio and a monthly fee from VFI Short Duration Portfolio equal on an annual basis to .10% of such Fund's average daily net assets for its services as custodian.

DIVIDEND DISBURSING, TRANSFER, ADMINISTRATIVE AND ACCOUNTING SERVICES AGENT

     VFM acts as each Fund's dividend disbursing, transfer, administrative and accounting services agent to perform dividend-paying functions, to calculate each Fund's daily share price, to maintain shareholder records and to perform certain regulatory reporting and compliance related services for the Funds. The fees paid for these services are based on each Fund's assets and include reimbursement of out-of-pocket expenses. VFM receives a monthly fee from each Fund equal on an annual basis to .10% of each Fund's average daily net assets. See "The Investment Advisers, Sub-Adviser, Administrative Services, Expenses and Brokerage" in the Statement of Additional Information.-

EXPENSES OF THE FUNDS

     Each Fund's expenses include, among others, fees of Directors, expenses of Directors' and shareholders' meetings, insurance premiums, expenses of redemption of shares, expenses of the issue and sale of shares (to the extent not otherwise borne by the Underwriter), expenses of printing and mailing and shareholder statements, association membership dues, charges of the Fund's custodian, bookkeeping, auditing and legal expenses, the fees and expenses of registering the Fund and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state securities laws, and expenses of preparing and mailing prospectuses and reports to existing shareholders. Marquette, Cadre, VFM and the Underwriter reserve the right, from time to time, to voluntarily waive their fees in whole or part and to voluntarily absorb certain other of the Funds' expenses.

PORTFOLIO TRANSACTIONS

     No Fund will effect any brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with Marquette, Cadre or VFM unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith and the selection of the affiliated broker-dealer effecting such transactions, are not unfair or unreasonable to the shareholders of such Fund. It is not anticipated that any Fund will effect any brokerage transactions with any affiliated broker-dealer, including the Underwriter, unless such use would be to such Fund's advantage. Marquette, Cadre and VFM may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute the Funds' securities transactions.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value of Fund shares is determined once daily, Monday through Friday, as of 3:00 p.m., Minneapolis time (the regular close of trading on the Exchange) on each business day the Exchange is open for trading, except on (i) days on which changes in the value of a Fund's portfolio securities will not materially affect the current net asset value of the Fund's shares, (ii) days during which no Fund shares are tendered for redemption and no order to purchase or sell Fund shares is received by the Fund or (iii) customary national business holidays on which the Exchange is closed for trading (as of the date hereof, New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day).

     For each Fund, the net asset value per share is determined by dividing the value of the securities, cash and other assets of the Fund less all liabilities by the total number of shares outstanding. For the purpose of determining the aggregate net assets of a Fund, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued.

     The value of most fixed-income securities held by the Funds will be provided by an independent pricing service, which determines these valuations at a time earlier than the close of the Exchange. Pricing services consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at securities valuations. Occasionally events affecting the value of such securities may occur between the time valuations are determined and the close of the Exchange. If events materially affecting the value of such securities occur during such period, or if a Fund's investment adviser or sub-adviser determines for any other reason that valuations provided by the pricing service are inaccurate, such securities will be valued at their fair value according to procedures established in good faith by the Company's Board of Directors. Fixed-income securities for which prices are not available from an independent pricing service but where an active market exists will be valued using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Company's Board of Directors. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost. In addition, any securities or other assets of a Fund for which market prices are not readily available will be valued at their fair value in accordance with procedures established in good faith by the Company's Board of Directors.

                     DISTRIBUTIONS TO SHAREHOLDERS AND TAXES

     The present policy of each Fund is to declare a distribution from the net investment income of the Fund on each day that the Fund is open for business. Net investment income consists of interest accrued on portfolio investments of a Fund, less accrued expenses, computed in each case since the most recent determination of net asset value. Net realized long-term capital gains, if any, are distributed at least annually, after utilization of any available capital loss carryovers.

     Shareholders of each Fund receive distributions from investment income and capital gains in additional shares of the Fund at net asset value, without any sales charge, unless they elect otherwise. Each Fund sends quarterly statements to its shareholders with details of any reinvested dividends.

FEDERAL INCOME TAXATION

     Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify during its current taxable year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). So long as a Fund so qualifies, it will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders. The following discussion of the federal income tax consequences of investing in the Funds is based upon tax laws and regulations in effect on the date of this Prospectus and is subject to change by legislative or administrative action. For additional information, see "Taxes" in the Statement of Additional Information. Certain states exempt mutual fund dividends attributable to interest paid on certain U.S. Government Securities from income taxation when received by banks that are shareholders in the mutual fund. Prospective investors are advised to consult with their tax advisers concerning the application of state and local tax laws to investments in and distributions by the Funds. Shareholders will be notified annually as to the amount, nature and federal income tax status of dividends and distributions.

     If shares of any Fund are sold or otherwise disposed of, the shareholder will realize a capital gain or loss equal to the difference between the purchase price and the sales price of the shares disposed of, if, as is usually the case, the shares are a capital asset in the hands of the shareholder. If the sale or other disposition occurs more than one year after the shares were acquired, the resulting capital gain or loss will be long-term. A special provision of the Code states that, if a Fund's shares with respect to which a long-term capital gain distribution has been made are held for six months or less, any loss on the sale or other disposition of those shares will be a long-term capital loss to the extent of such long-term capital gain distribution, unless such sale or other disposition is made pursuant to a plan that provides for the periodic liquidation of an investment in the Fund.

     Distributions by the Funds are generally taxable to shareholders, whether received in cash or in additional shares of the Fund. Distributions from a Fund's net investment income and net short-term capital gains are taxable to shareholders as ordinary income. Distributions from a Fund designated as long-term capital gain distributions will be taxable to the shareholder as long-term capital gains irrespective of how long the shareholder has held the shares. Shareholders not subject to federal income taxation will not be taxed on distributions by the Funds.

                             INVESTMENT PERFORMANCE

     Advertisements and other sales literature for the Funds may refer to "yield," "average annual total return," "cumulative total return," "current distribution rate" and may compare such performance quotations with published indices and comparable quotations of other funds. When a Fund advertises any performance information, it also will advertise its average annual total return as required by the rules of the Securities and Exchange Commission. All such figures are based on historical earnings and performance and are not intended to be indicative of future performance. Additionally, performance information may not provide a basis for comparison with other investments or other mutual funds using a different method of calculating performance. The investment return on and principal value of an investment in any Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The advertised "yield" of a Fund will be based on a 30-day period in the advertisement. Yield is calculated by dividing the net investment income per share deemed earned during the period by the maximum offering price per share on the last day of the period. The result is then "annualized" using a formula that provides for semi-annual compounding of income.

     The "average annual total return" is the average annual compounded rate of return based upon a hypothetical $1,000 investment made at the beginning of the advertised period. In calculating average annual total return, the maximum sales charge is deducted from the hypothetical investment and all dividends and distributions are assumed to be reinvested.

     "Cumulative total return" is calculated by subtracting a hypothetical $1,000 payment to a Fund from the ending redeemable value of such payment (at the end of the relevant advertised period), dividing such difference by $1,000 and multiplying the quotient by 100. In calculating ending redeemable value, all income and capital gain distributions are assumed to be reinvested in additional Fund shares and the maximum sales charge is deducted.

     Each Fund, from time to time, may also quote a "current distribution rate" to shareholders. A current distribution rate as of a date is calculated by determining the amount of distributions that would have been paid over the twelve-month period ending on such date to the holder of one hypothetical Fund share purchased at the beginning of such period, and dividing such amount by the current maximum offering price per share (the net asset value per Fund share plus the maximum sales charge).

     In addition to advertising total return and yield, comparative performance information may be used from time to time in advertising the Funds' shares, including data from Lipper Analytical Services, Inc., Morningstar and other entities or organizations which track the performance of investment companies. Performance information for each Fund may also be compared to its Comparison Index and to other unmanaged indices. Unmanaged indices generally do not reflect deductions for administrative and management costs and expenses. For Fund performance information and daily net asset value quotations, investors may call
(612) 376-7010 or (800) 525-6584.

     For additional information regarding comparative performance information and the calculation of each Fund's yield, average annual total return, cumulative total return and current distribution rate, see "Performance Comparisons" in the Statement of Additional Information.

                               GENERAL INFORMATION

     Each Fund sends to its shareholders six-month unaudited and annual audited financial statements which include a list of investment securities held by the Fund.

     All of the Funds were established in 1995, each as a separate series of Voyageur Funds, Inc., a Minnesota corporation incorporated on April 15, 1987. The Articles of Incorporation limit the liability of the Directors to the fullest extent permitted by law. The Articles of Incorporation currently permit the Directors to issue an unlimited number of full and fractional shares of four distinct series, each of which evidences an interest in a separate portfolio of investments with its own investment objective, policies and restrictions. The Articles of Incorporation also permit the Directors, without shareholder approval, to create additional series of shares and to subdivide any series into various classes of shares with such dividend preferences and other rights as the Directors may designate.

     Each share of a Fund represents an equal proportionate interest in the assets belonging to the Fund and has identical voting, dividend, liquidation and other rights.

     Fund shares are freely transferable, are entitled to dividends as declared by the Directors, and, in liquidation of a Fund, are entitled to receive the net assets of such Fund. The Funds do not generally hold annual meetings of shareholders and will do so only when required by law. Shareholders may remove Directors from office by votes cast in person or by proxy at a meeting of shareholders or by written consent and, in accordance with Section 16(c) of the 1940 Act, the Directors shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Director when requested to do so by the record holders of not less than 10% of the outstanding shares.

         Each share of a series has one vote irrespective of the relative net asset value of the series' shares. On some issues, such as the election of Directors, all shares of the Company vote together as one series. On an issue affecting only a particular series, the shares of the affected series vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one series.

     The assets received by the Company for the issue or sale of shares of each series or class thereof, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to such series, and in the case of a class, allocated to such class, and constitute the underlying assets of such series or class. The underlying assets of each series or class thereof are required to be segregated on the books of account, and are to be charged with the expenses in respect to such series or class and with a share of the general expenses of the Company. Any general expenses of the Company not readily identifiable as belonging to a particular series or class shall be allocated among the series or classes thereof, based upon the relative net assets of the series or class at the time such expenses were accrued.

     For a further discussion of the above matters, see "Additional Information" in the Statement of Additional Information.

         No person has been authorized to give any information or to make any REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS (AND/OR IN THE STATEMENT OF ADDITIONAL INFORMATION REFERRED TO ON THE COVER PAGE OF THIS PROSPECTUS), AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR VOYAGEUR FUND DISTRIBUTORS, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION BY ANYONE IN THE STATE IN WHICH SUCH OFFER OR SOLICITATION IS NOT AUTHORIZED, OR IN WHICH THE PERSON MAKING SUCH OFFER OR SOLICITATION IS NOT QUALIFIED TO DO SO OR TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION.

                                     PART B

                          VFI SHORT DURATION PORTFOLIO
                       VFI INTERMEDIATE DURATION PORTFOLIO
                               VFI CORE PORTFOLIO

                SEPARATELY MANAGED SERIES OF VOYAGEUR FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED _____, 1996



     This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus of the Funds dated _____, 1996. A copy of the Prospectus or this Statement of Additional Information may be obtained free of charge by contacting the Funds at 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402. Telephone: (612) 376-7000 or Toll Free (800) 553-2134.


                                                 TABLE OF CONTENTS

                                                                                                            PAGE

Investment Policies and Restrictions....................................................................       2
Directors and Executive Officers........................................................................       7
The Investment Advisers, Sub-Adviser, Administrative Services, Expenses and Brokerage                          9
Net Asset Value and Public Offering Price...............................................................      13
Taxes...................................................................................................      13
Performance Comparisons.................................................................................      14
Redemptions.............................................................................................      16
Additional Information..................................................................................      16

     No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional nformation or the Prospectus dated _____, 1996, and, if given or made, such information or representations may not be relied upon as having been authorized by the Funds.

     This Statement of Additional Information does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made. The delivery of this Statement of Additional Information at ny time shall not imply that there has been no change in the affairs of the Funds since the date hereof.

                      INVESTMENT POLICIES AND RESTRICTIONS

     The investment objectives, policies and restrictions of Voyageur Financial Institutions ("VFI") Short Duration Portfolio ("Short Duration Portfolio"), VFI Intermediate Duration Portfolio ("Intermediate Duration Portfolio") and VFI Core Portfolio ("Core Portfolio") (collectively, the "Funds") are set forth in the Prospectus. Certain additional investment information is set forth below. All capitalized terms not defined herein have the same meanings as set forth in the Prospectus.

GOVERNMENT GUARANTEED MORTGAGE-RELATED SECURITIES

     As set forth in the Prospectus, the Funds will invest solely in U.S. Treasury bills, notes and bonds and other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities") and repurchase agreements fully secured by U.S. Government Securities. Included in the U.S. Government Securities the Funds may purchase are pass-through securities and collateralized mortgage obligations ("CMOs"). Mortgages backing these securities purchased by the Funds include, among others, conventional 30-year fixed rate mortgages, graduated payment mortgages, 15-year mortgages and adjustable rate mortgages. The current issuers and guarantors of mortgage-related securities in which the Funds may invest are the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Association. A description of the mortgage-related securities in which the Funds may invest is contained in the Prospectus. Additional information with respect to these mortgage-related securities is set forth below.

     GNMA PASS-THROUGH SECURITIES. The Government National Mortgage Association ("GNMA") issues mortgage-backed securities ("GNMA Certificates") which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Funds purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether the mortgagor actually makes the payment.

     The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the United States. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

     The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that the Fund has purchased the certificates at a premium in the secondary market.

     FHLMC PASS-THROUGH SECURITIES. The Federal Home Loan Mortgage Corporation ("FHLMC") was created in 1970 through enactment of Title III of the Emergency Home Finance Act of 1970. Its purpose is to promote development of a nationwide secondary market in conventional residential mortgages.

     FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"), mortgage participation certificates ("PCS") and guaranteed mortgage certificates ("GMCs"). PCS resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FHLMC guarantees timely monthly payment of interest on PCS and the ultimate payment of principal.

     GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the United States.

     FNMA PASS-THROUGH SECURITIES. The Federal National Mortgage Association ("FNMA") was established in 1938 to create a secondary market in mortgages insured by the FHA.

     FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates" ). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the United States.

ADJUSTABLE RATE MORTGAGE SECURITIES

     Adjustable Rate Mortgage Securities ("ARMS") are mortgage-related securities that, unlike fixed-rate mortgage securities, have periodic adjustments in the coupons on the underlying mortgages. The interest rates on ARMS are reset at periodic intervals (generally one year or less) to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury note rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds Index, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds Index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile. The investment adviser or sub-adviser of a Fund will seek to diversify Fund investments in ARMS among a variety of indices and reset periods so that such Fund is not at any one time unduly exposed to the risk of interest rate fluctuations. In selecting a type of ARMS for investment, the investment adviser or sub-adviser will also consider the liquidity of the market for such ARMS.

     The underlying adjustable rate mortgages which back ARMS in which the Funds invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential adjustable rate mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization; i.e., an increase in the balance of the mortgage loan.

     ARMS, like other mortgage-related securities, differ from conventional bonds in that principal is paid back over the life of the ARMS rather than at maturity. As a result, the holder of the ARMS receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing ARMS. For this reason, ARMS are less effective than longer-term debt securities as a means of "locking-in" long-term interest rates.

     ARMS, while having less risk of price decline during periods of rapidly rising rates than other investments of comparable maturities, will have less potential for capital appreciation due to the likelihood of increased prepayments of mortgages as interest rates decline. In addition, to the extent ARMS are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments will result in some loss of the holders' principal investment to the extent of the premium paid. On the other hand, if ARMS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income.

HIGH RISK MORTGAGE SECURITIES

     As set forth in the Prospectus, no Fund will invest any of its assets in mortgage-related securities that are considered "high risk" under applicable supervisory policies of the Office of the Comptroller of the Currency" (the "OCC"). In OCC Banking Circular 228 (Rev.) (January 10, 1992), the OCC defined "high-risk mortgage security" as any mortgage derivative product that at the time of purchase, or at a subsequent testing date, meets any of the following three tests:

     1. AVERAGE LIFE TEST. The mortgage derivative product has an expected weighted average life greater than 10.0 years.

     2. AVERAGE LIFE SENSITIVITY TEST. The expected weighted average life of the mortgage derivative product:

          a. Extends by more than 4.0 years, assuming an immediate and sustained parallel shift in the yield curve of plus 300 basis points, or

          b. Shortens by more than 6.0 years, assuming an immediate and sustained parallel shift in the yield curve of minus 300 basis points.

     3. PRICE SENSITIVITY TEST. The estimated change in the price of the mortgage derivative product is more than 17%, due to an immediate and sustained parallel shift in the yield curve of plus or minus 300 basis points.

Examples of certain "high-risk mortgage securities" include "IO" and "PO" classes of stripped mortgage-backed securities, inverse floating CMOs and certain zero coupon Treasury securities.

REPURCHASE AGREEMENTS

     Each of the Funds may invest in repurchase agreements. The Funds' custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the respective Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest). In entering into repurchase agreements, the Funds will comply with the standards set forth by the OCC with respect to bank investments in repurchase agreements. Accordingly, the Funds will enter into repurchase agreements only with the primary reporting dealers that report to the Federal Reserve Bank of New York or with banks that are among the 100 largest United States commercial banks.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES

         Each of the Funds may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When a Fund purchases securities on a when-issued or forward commitment basis, it will maintain in a segregated account with its custodian cash or liquid high-grade debt obligations having an aggregate value equal to the amount of such purchase commitments until payment is made; a Fund will likewise segregate securities it sells on a forward commitment basis.

TEMPORARY INVESTMENTS

     To the extent set forth in the Prospectus, the Funds may invest in short-term money market securities that are obligations of the U.S. Government and its agencies and instrumentalities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities that mature within 397 days are considered money market securities for purposes of the Funds' investment policies.

INVESTMENT RESTRICTIONS

     Each Fund has adopted the following investment restrictions which, together with the investment objective of such Fund, cannot be changed without approval by holders of a majority of the outstanding voting shares of such Fund. As defined in the 1940 Act, this means the lesser of the vote of (a) 67% of the shares of such Fund at a meeting where more than 50% of the outstanding shares of such Fund are present in person or by proxy or (b) more than 50% of the outstanding shares of such Fund.

     1. No Fund will operate in such a manner that it would no longer qualify as a "diversified" management investment company, as defined under
          Section 5 of 1940 Act. In connection therewith, no Fund will, with respect to 75% of its total assets, purchase any securities (other than obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities) if, as a result, more than 5% of the Fund's total assets would then be invested in the securities of a single issuer or if, as a result, the Fund would hold more than 10% of the outstanding voting securities of any single issuer, or each Fund will otherwise limit its investments as required in order to qualify as a "diversified" management investment company as defined under
          Section 5 of the 1940 Act.

     2. No Fund will concentrate 25% or more of the value of its assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements secured thereby.

     3. No Fund will make loans, except through the purchase of fixed-income obligations in which such Fund may invest consistent with its investment objective and policies and through repurchase agreements.

     4. No Fund will underwrite the securities of other issuers except to the extent that, in connection with the disposition of its portfolio securities, the Fund may be deemed to be an underwriter.

     5. No Fund will borrow money (provided that the Funds may enter into reverse repurchase agreements) except from banks for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of such Fund's total assets. No Fund will purchase portfolio securities while outstanding borrowings (other than reverse repurchase agreements) exceed 5% of the value of the Fund's total assets. In order to secure any permitted borrowings under this section, each Fund may pledge, mortgage or hypothecate its assets.

     6. No Fund will issue any senior securities (as defined in the 1940 Act), except as set forth in investment restriction number 5 above, and except to the extent that purchasing or selling securities on a when-issued or forward commitment basis, or using similar investment strategies may be deemed to constitute issuing a senior security.

     7. No Fund will invest in commodities, commodities futures contracts or real estate.

     Each Fund has adopted the following operating (i.e., non-fundamental) investment restrictions which may be changed by the Board of Directors at any time without shareholder approval.

     No Fund will:

     1. Purchase the securities of any issuer with less than three years' continuous operation if, as a result, more than 5% of the value of its total assets would be invested in securities of such issuers.

     2. Purchase illiquid securities if more than 15% of the value of the Fund's net assets would be invested in such securities.

     3. Purchase or retain securities of any issuer if the officers and directors of the Fund or its investment adviser or any sub-adviser, owning beneficially more than 1/2 or 1% of the securities of such issuer, together own beneficially more than 5% or such issuer's securities.

     4.   Invest in warrants.

     5. Invest in interests in oil, gas or other mineral exploration or development programs or leases although it may invest in securities of issuers which invest in or sponsor such programs.

     6. Invest in the securities of an investment company, except to the extent permitted by the 1940 Act and except as part of a merger, consolidation or acquisition of assets.

     7. Purchase any securities on margin except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

     8. Invest for the purpose of exercising control or management of another issuer.

     9. Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

     10.  Write, purchase or sell puts, calls or combinations thereof.

     Any investment restriction or limitation which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

DIVERSIFICATION

     As indicated by the first fundamental investment restriction set forth above, each Fund operates as a "diversified" fund. Each Fund intends to conduct its operations so that it will comply with diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and qualify as a "regulated investment company." In order to qualify as a regulated investment company, each Fund must limit its investments so that, at the close of each quarter of the taxable year, with respect to at least 50% of its total assets, not more than 5% of its total assets will be invested in the securities of a single issuer. In addition, the Code requires that not more than 25% in value of each Fund's total assets may be invested in the securities of a single issuer at the close of each quarter of the taxable year.

PORTFOLIO TURNOVER

     Portfolio turnover is the ratio of the lesser of annual purchases or sales of portfolio securities by a Fund to the average monthly value of portfolio securities owned by the Fund, not including securities maturing in less than 12 months. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchases or sales of a Fund's portfolio securities for a particular year were equal to the average monthly value of the portfolio securities owned by the Fund during the year. Each Fund will dispose of securities without regard to the time they have been held when such action appears advisable to the Fund's investment adviser or subadviser. Frequent portfolio trades may result in higher transaction and other costs for a Fund.

                        DIRECTORS AND EXECUTIVE OFFICERS

     The Directors and officers of the Company, their position with the Company and their principal occupations during the past five years are set forth below. In addition to the occupations set forth below, the directors and officers also serve as directors and trustees or officers of various closed-end and open-end investment companies managed by the Voyageur Fund Managers, Inc. ("VFM").



                                                 PRINCIPAL OCCUPATION(S) DURING
                                                    PAST FIVE YEARS AND OTHER
NAME, ADDRESS, AND AGE             POSITION               AFFILIATIONS
----------------------             --------       ----------------------------

Clarence G. Frame, 76              Director       Of counsel, Briggs & Morgan
W-875                                             law firm since 1984.
First National Bank Building
332 Minnesota Street
St. Paul, Minnesota 55101

Richard F. McNamara, 61            Director       Chief Executive Officer of
7808 Creekridge Circle, #200                      Activar, Inc., a Minneapolis-
Minneapolis, Minnesota 55439                      based holding company consist-
                                                  ing of seventeen companies in
                                                  industrial plastics, sheet
                                                  metal, automotive aftermarket,
                                                  construction supply, electron-
                                                  ics and financial  services,
                                                  since 1966.

Thomas F. Madison*, 58             Director       Vice Chairman-Office of the
200 South Fifth Street                            CEO, Minnesota Mutual Life
Suite 2100                                        Insurance Company since
Minnepolis, Minnesota 55402                       February 1994; President and
                                                  CEO of MLM Partners, Inc.
                                                  since January 1993; previous-
                                                  ly, President of U.S. WEST
                                                  Communications-Markets from
                                                  1988 to 1993; Mr. Madison
                                                  currently serves on the board
                                                  of  directors  of Minnesota
                                                  Mutual Life Insurance Company,
                                                  Valmont Industries, Inc.,
                                                  Eltrax Systems, Inc and vari-
                                                  ous civic and educational
                                                  organizations.

James W. Nelson, 52                Director       Chairman and Chief Executive
81 South Ninth Street                             Officer of Eberhardt Holding
Suite 4400                                        Company and its subsidiaries
Minneapolis, Minnesota 55402                      since 1990.

Robert J. Odegard, 73              Director       Special Assistant to the
University of Minnesota                           President of the University of
  Foundation                                      Minnesota since 1990.
1300 South Second Street
Minneapolis, Minnesota 55454

John G. Taft, 41                   President      President  (since 1991) and
90 South Seventh Street                           Director (since 1993) of the
Suite 4400                                        Adviser; Director (since 1993)
Minneapolis, Minnesota 55402                      and Executive Vice President
                                                  (since 1995) of the
                                                  Underwriter; Management
                                                  committee member of the
                                                  Adviser from 1991 to 1993;
                                                  Managing Director at Piper,
                                                  Jaffray & Hopwood Incorporated
                                                  in Minneapolis  from  1986  to
                                                  1991.

Andrew M. McCullagh, Jr., 46       Executive      Portfolio Manager of the
90 South Seventh Street            Vice           Adviser since 1990; previous-
Suite 4400                         President      ly, Director of the Adviser
Minneapolis, Minnesota 55402                      and the Underwriter from 1993
                                                  to 1995.

Jane M. Wyatt, 40                  Executive      Chief Investment Officer
90 South Seventh Street            Vice           (since 1993) and Portfolio
Suite 4400                         President      Manager (since 1989) of the
Minneapolis, Minnesota 55402                      Adviser; Director of the
                                                  Adviser and the Underwriter
                                                  since 1993.

Elizabeth H. Howell,  32           Vice           Portfolio  Manger of the
90 South Seventh Street            President      Adviser since 1991; previous-
Suite 4400                                        ly, portfolio manager for
Minneapolis, Minnesota 55402                      Windsor Financial Group,
                                                  Minneapolis, Minnesota from
                                                  1988 to 1991.

James C. King,  54                 Vice           Portfolio  Manager of the
90 South Seventh Street            President      Adviser since 1990; previous-
Suite 4400                                        ly, Director of the Adviser
Minneapolis, Minnesota 55402                      and the Underwriter from 1993
                                                  to 1995.

Kenneth R.  Larsen,  32            Treasurer      Treasurer of the Adviser and
90 South Seventh Street                           the Underwriter since 1990;
Suite 4400                                        previously, Chief Financial
Minneapolis, Minnesota 55402                      Officer (from 1991 to 1995),
                                                  Director (from 1993 to 1995),
                                                  Secretary (from 1990 to 1993)
                                                  and Controller (from 1988 to
                                                  1990) of the Adviser and the
                                                  Underwriter.

Thomas J. Abood,  32               Secretary      General  Counsel of the
90 South Seventh Street                           Adviser and the Underwriter
Suite 4400                                        since October 1994; previous-
Minneapolis, Minnesota 55402                      ly, associated with the law
                                                  firm of Skadden, Arps, Slate,
                                                  Meagher & Flom, Chicago,
                                                  Illinois from 1988 to 1994.

_________________________________
* Denotes a director of the Company who is an interested person of the Company, an investment adviser or sub-adviser to a Fund and/or the Underwriter.

     As of ___________, 1996, the officers and directors of the Company as a group did not own any shares of the Funds.

     The Company does not compensate its officers. Each director (who is not an employee of VFM or any of its affiliates) receives a total annual fee of $24,000 for serving as a director or trustee for the Funds and each of the open-end and closed-end investment companies (the "Fund Complex") for which VFM acts as investment adviser, plus a $500 fee for each special in-person meeting attended by such director. These fees are allocated among each series or fund in the Fund Complex based on the relative average net asset value of each series or fund. Currently the Fund Complex consists of 10 open-end investment companies comprising 38 series or funds and six closed-end investment companies. In addition, each director who is not an employee of VFM or any of its affiliates is reimbursed for expenses incurred in connection with attending meetings.

     For the fiscal year ended December 31, 1994, the Fund Complex paid total compensation of $22,500 to each of Messrs. Frame, McNamara, Nelson and Odegard and $16,000 to Mr. Madison. Mr. Harley Danforth received $22,500 for service as a director/trustee through the fiscal year ended December 31, 1994. Mr. Danforth has resigned as a member of the Board of the Funds, but has been retained as a consultant by the Funds for the period ending January 1996. He will receive $20,000 for his services as a consultant.

     Voyageur Fund Distributors, Inc. (the "Underwriter") is the principal distributor of each Fund's shares. With regard to the Underwriter, Mr. Frank Tonnemaker is the President and a director, Mr. Taft and Ms. Wyatt are each Executive Vice Presidents and directors and Mr. Larsen is Treasurer.


              THE INVESTMENT ADVISERS, SUB-ADVISER, ADMINISTRATIVE
                        SERVICES, EXPENSES AND BROKERAGE

GENERAL

     Marquette Trust Company ("Marquette") and Cadre Consulting Services, Inc. ("Cadre") have been retained under investment advisory agreements (the "Advisory Agreements") with the Company to act investment advisers to the Funds, subject to the authority of the Board of Directors. Cadre will act as investment adviser to Short Duration Portfolio and Marquette will act as investment adviser to Intermediate Duration Portfolio and Core Portfolio.

     Marquette Trust Company is headquartered in Minneapolis, Minnesota. It is the lead Trust company for a $3.5 billion community bank organization under common ownership. The bank group includes over 40 banks in ten different states. Marquette Trust Company provides investment management, custody, and Trust administration services for over $400 million of assets in Minnesota, Wisconsin, Iowa, and South Dakota. It has been providing Trust services for the past 50 years.

     Cadre Consulting Services, Inc. was founded in 1982, and is based in Long Island, New York. It specializes in investment management, administration, and marketing for governmental entities. It currently provides these services for 21 different programs covering 10 states, with 2,500 clients. Cadre manages $2.2 billion of short term investment assets, and an additional $3.2 billion of fixed rate/fixed term assets.

INVESTMENT ADVISORY AGREEMENTS

     The Company, on behalf of the respective Funds, has contracted with Marquette and Cadre for investment advice, research and management. Pursuant to each Investment Advisory Agreement, the investment adviser has the sole and exclusive responsibility for the management of the respective Fund's portfolio and the making and execution of all investment decisions for such Fund subject to the objectives and investment policies and restrictions of the Fund and subject to the supervision of the Company's Board of Directors. However, under the Company's Investment Advisory Agreement with Marquette, Marquette is authorized to retain a sub-adviser to assist in furnishing investment advice to the Company. Marquette is responsible for monitoring compliance by such sub-adviser with the investment policies and restrictions of the respective Funds and with such other limitations or directions as the Board of Directors of the Company may from time to time prescribe. Each investment adviser furnishes, at its own expense, office facilities, equipment and personnel for servicing the investments of the respective Funds.

     Each Investment Advisory Agreement continues from year to year only if approved annually (a) by the Board of Directors of the Company or by vote of a majority of the outstanding voting securities of each Fund and (b) by vote of a majority of Directors of the Company who are not parties to such Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting of the Board of Directors called for the purpose of voting on such approval. Each Investment Advisory Agreement may be terminated by either party on 60 days' notice to the other party and terminates automatically upon its assignment. Each Investment Advisory Agreement also provides that amendments to the Agreement may be effected if approved by the Board of Directors of the Company (including a majority of the Company's disinterested directors), unless the 1940 Act requires that any such amendment must be submitted for approval by the shareholders and that all proposed assignments of such agreement are subject to approval by the Company's Board of Directors (unless the 1940 Act otherwise requires shareholder approval thereof).

THE SUB-ADVISER

     Voyageur Fund Mangers, Inc. ("VFM") acts as the sub-adviser to Intermediate Duration Portfolio and Core Portfolio pursuant to a Sub-Advisory Agreement with Marquette. Under the Sub-Advisory Agreement, VFM provides Intermediate Duration Portfolio and Core Portfolio with investment advice and portfolio management. The Sub-Advisory Agreement requires VFM, among other things, to report to Marquette or the Board of Directors regularly at such times and in such detail as Marquette or the Board of Directors may from time to time request in order to permit Marquette and the Board of Directors to determine the adherence of the Funds to their investment objectives, policies and restrictions. The Sub-Advisory Agreement also requires VFM to provide all office space, personnel and facilities necessary and incident to VFM's performance of its services under the Sub-Advisory Agreement.

ADMINISTRATIVE SERVICES AGREEMENT

     VFM also acts as each Fund's dividend disbursing, transfer, administrative and accounting services agent pursuant to an Administrative Services Agreement (the "Administrative Services Agreement") between VFM and the Company. Pursuant to the Administrative Services Agreement, VFM provides each Fund all dividend disbursing, transfer agency, administrative and accounting services required by such Fund including, without limitation, the following: (i) the calculation of net asset value per share (including the pricing of each Fund's portfolio of securities) at such times and in such manner as is specified in the Fund's current Prospectus and Statement of Additional Information, (ii) upon the receipt of funds for the purchase of such Fund's shares or the receipt of redemption requests with respect to such Fund's shares outstanding, the calculation of the number of shares to be purchased or redeemed, respectively,
(iii) upon such Fund's distribution of dividends, the calculation of the amount of such dividends to be received per share, the calculation of the number of additional shares of such Fund to be received by each shareholder of such Fund (other than any shareholder who has elected to receive such dividends in cash) and the mailing of payments with respect to such dividends to shareholders who have elected to receive such dividends in cash, (iv) the provision of transfer agency services, (v) the creation and maintenance of such records relating to the business of such Fund as such Fund may from time to time reasonably request,
(vi) the preparation of tax forms, reports, notices, proxy statements, proxies and other shareholder communications, and the mailing thereof to shareholders of such Fund, and (vii) the provision of such other dividend disbursing, transfer agency, administrative and accounting services as such Fund and VFM may from time to time agree upon. Pursuant to the Administrative Services Agreement, VFM also provides such regulatory reporting and compliance related services and tasks for the Company or any Fund as the Company may reasonably request.

     As compensation for these services, each Fund pays VFM a monthly fee equivalent on an annual basis to .10% of each Fund's average daily net assets. For purposes of calculating average daily net assets, as such term is used in the Administrative Services Agreements, each Fund's net assets equal its total assets minus its total liabilities. Each Fund also reimburses VFM for its out-of-pocket expenses in connection with VFM's provision of services under such Fund's Administrative Services Agreement.

     A majority of the disinterested directors of the Company specifically found, in the course of their review of the Administrative Services Agreement, that such agreement is in the best interests of the Fund and its shareholders, the services to be performed pursuant to such agreement are services required for the operation of the Fund, VFM can provide services the nature and quality of which are at least equal to those provided by others offering the same or similar services, and the fees for such services are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality. The Administrative Services Agreement is renewable from year to year if the Company's directors (including a majority of the Company's disinterested directors) approve the continuance of the Agreement. The Company or VFM can terminate the Administrative Services Agreement on 60 days' notice to the other party. The Administrative Services Agreement also provides that amendments to the Agreement may be effected if approved by the Board of Directors of the Company (including a majority of the disinterested directors) and that all proposed assignments of such Agreement are subject to approval by the Company's Board of Directors.

EXPENSES OF THE FUNDS

     Marquette, Cadre, VFM and the Underwriter reserve the right to voluntarily waive their fees in whole or part and/or to voluntarily absorb certain other of the Fund's expenses. Any such waiver or absorption, however, will be in their sole discretion and may be lifted or reinstated at any time.

     All costs and expenses (other than those specifically referred to as being borne by Marquette, Cadre, VFM or the Underwriter) incurred in the operation of each Fund are borne by such Fund. These expenses include, among others, fees of the directors who are not employees of any investment adviser or sub-adviser or any of their affiliates, expenses of directors' and shareholders' meetings, including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, expenses of redemption of shares, expenses of issue and sale of shares (to the extent not borne by the Underwriter under its agreement with such Fund), expenses of printing and mailing stock certificates representing shares of such Fund, association membership dues, charges of such Fund's custodian, and bookkeeping, auditing and legal expenses. Each Fund will also pay the fees and bear the expense of registering and maintaining the registration of such Fund and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses, reports and statements to shareholders.

PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

     As the Funds' portfolios are composed exclusively of debt, rather than equity securities, most of the Funds' portfolio transactions are effected with dealers without the payment of brokerage commissions, but rather at net prices which usually include a spread or markup. In effecting such portfolio transactions on behalf of a Fund, such Fund's investment adviser or sub-adviser seeks the most favorable net price consistent with the best execution. However, frequently, such investment adviser or sub-adviser selects a dealer to effect a particular transaction without contacting all dealers who might be able to effect such transaction, because of the volatility of the bond market and the desire of the investment adviser or sub-adviser to accept a particular price for a security because the price offered by the dealer meets its guidelines for profit, yield or both. No brokerage commissions are expected to be paid by the Funds.

     Decisions with respect to placement of a Fund's portfolio transactions are made by such Fund's investment adviser or sub-adviser. The primary consideration in making these decisions is efficiency in the execution of orders and obtaining the most favorable net prices for such Fund. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research services to the investment adviser or sub-adviser. Such research services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows the investment adviser or sub-adviser to supplement its own investment research activities and enables the investment adviser or sub-adviser to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for a Fund. To the extent portfolio transactions are effected with broker-dealers who furnish research services to an investment adviser or sub-adviser, such investment adviser or sub-adviser receive a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions.

     The Funds' investment advisers and sub-adviser have not entered into any formal or informal agreements with any broker-dealers, nor do they maintain any "formula" which must be followed in connection with the placement of the Funds' portfolio transactions in exchange for research services provided the investment advisers or sub-advisers, except as noted below. However, each investment adviser and sub-adviser maintains an informal list of broker-dealers, which is used from time to time as a general guide in the placement of a Fund's business, in order to encourage certain broker-dealers to provide such investment adviser or sub-adviser with research services which the investment adviser or sub-adviser anticipates will be useful to it. Because the list is merely a general guide, which is to be used only after the primary criterion for the selection of broker-dealers (discussed above) has been met, substantial deviations from the list are permissible and may be expected to occur. The investment advisers and sub-adviser will authorize the Funds to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the investment adviser or sub-adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the investment adviser's or sub-adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion.

     The Funds will not effect any brokerage transactions in their portfolio securities with any broker-dealer affiliated directly or indirectly with an investment adviser or sub-adviser, unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith and the selection of the affiliated broker-dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Funds. In the event any transactions are executed on an agency basis, the investment adviser or sub-adviser will authorize the respective Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the investment adviser or sub-adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the investment adviser's or sub-adviser's overall responsibilities with respect to the Fund or Funds as to which it exercises investment discretion. If the Funds execute any transactions on an agency basis, they will generally pay higher than the lowest commission rates available.

     In determining the commissions to be paid to a broker-dealer affiliated with an investment adviser or sub-adviser, it is the policy of the Funds that such commissions will, in the judgment of the investment adviser or sub-adviser, subject to review by the Board of Directors, be both (a) at least as favorable as those which would be charged by other qualified brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time, and (b) at least as favorable as commissions contemporaneously charged by such affiliated broker-dealers on comparable transactions for their most favored comparable unaffiliated customers. While each Fund does not deem it practicable and in its best interest to solicit competitive bids for commission rates on each transaction, consideration will regularly be given to posted commission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers.

     Pursuant to conditions set forth in rules of the Securities and Exchange Commission, the Funds may purchase securities from an underwriting syndicate of which an affiliated broker-dealer is a member (but not directly from such affiliated broker-dealer itself). Such conditions relate to the price and amount of the securities purchased, the commission or spread paid and the quality of the issuer. The rules further require that such purchases take place in accordance with procedures adopted and reviewed periodically by the Board of Directors of the Funds, particularly those directors who are not interested persons of the Funds.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to the policies set forth in the preceding paragraphs and such other policies as the Company's directors may determine, the investment advisers and sub-adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute the Funds' securities transactions.

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

     The method for determining the public offering price of Fund shares, which is equal to the net asset value per share, is summarized in the Prospectus. The portfolio securities in which the Funds invest fluctuate in value and hence the net asset value per share of each Fund also fluctuates. The net asset value of each Fund's shares is determined on each day on which the New York Stock Exchange is open, provided that the net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for Fund shares is received. The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, President's Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving and Christmas.

                                      TAXES

GENERAL INFORMATION

     To qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for tax treatment as a regulated investment company, each Fund must, among other things: (a) distribute to its shareholders at least 90% of its investment company taxable income (as that term is defined in the Code determined without regard to the deduction for dividends paid); (b) derive less than 30% of its annual gross income from the sale or other disposition of stock, securities, options, futures, or forward contracts held for less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter of the Fund, (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities and securities of other regulated investment companies, and other securities, with these other securities limited, with respect to any one issuer, to an amount no greater than 5% of the Fund's total assets and no greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the market value of the Fund's total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

     Each Fund will be subject to a nondeductible excise tax equal to 4% of the excess, if any, of the taxable amount required to be distributed for each calendar year over the amount actually distributed. In order to avoid this excise tax, each Fund must declare dividends by the end of the calendar year representing 98% of the Fund's ordinary income for the calendar year and 98% of its capital gain net income (both long-term and short-term gains) for the 12-month period ending on October 31 of such year. For purposes of this requirement, any income with respect to which a Fund has paid corporate income tax is deemed to have been distributed. Each Fund intends to make sufficient distributions each year to avoid the payment of the excise tax.

     When shares of a Fund are sold or otherwise disposed of, the Fund shareholder will realize a capital gain or loss equal to the difference between the purchase price and the sale price of the shares disposed of, if, as is usually the case, the Fund shares are a capital asset in the hands of the Fund shareholder.In addition, pursuant to a special provision in the Code, if Fund shares with respect to which a long-term capital gain distribution has been made are held for six months or less, any loss on the sale or other disposition of such shares will be a long-term capital loss to the extent of such long-term capital gain distribution. Certain deductions otherwise allowable to financial institutions and property and casualty insurance companies will be eliminated or reduced by reason of the receipt of certain exempt-interest dividends.

     Any loss on the sale or exchange of shares of a Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the same Fund within 30 days before or after such sale or exchange.

     Pursuant to the Code, distributions of net investment income by a Fund to a shareholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will generally be subject to U.S.
withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business of such shareholder, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year. Each Fund will report annually to its shareholders the amount of any withholding. It is expected that dividends paid by the Funds will not be eligible for the 70% deduction for dividends received by corporations because the Funds' income will not consist of dividends paid by U.S. corporations.

     The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.

                             PERFORMANCE COMPARISONS

     Advertisements and other sales literature for the Funds may refer to "yield," "average annual total return," "cumulative total return" and "current distribution rate." These amounts are calculated as described below. No performance information is provided for the Funds because none of the Funds had commenced operations as of the date of this Statement of Additional Information.

YIELD

     Yield is computed by dividing the net investment income per share deemed earned during the computation period by the maximum offering price per share on the last day of the period, according to the following formula:

                                             6
                    SEC YIELD = 2(((a-b) + 1)  -1)
                                    ---
                                     cd

          Where:    a = dividends and interest earned during the period;
                    b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and
                    d = the maximum  offering price per share on the last day of the period.

AVERAGE ANNUAL TOTAL RETURN

     Average annual total return is computed by finding the average annual compounded rates of return over the periods indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                        n
                                  P(1+T)  = ERV

          Where:    P = a hypothetical initial payment of $1,000;
                    T = average annual total return;
                    n = number of years; and
                  ERV = ending  redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period.

This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged as expenses to all shareholder accounts.

CUMULATIVE TOTAL RETURN

     Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                    CTR =  ERV - P
                           -------    100
                              P

         Where:     CTR = Cumulative total return;

                    ERV = ending  redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period; and

                     P  = initial payment of $1,000.

This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged as expenses to all shareholder accounts.

DISTRIBUTION RATE

     A Fund's current distribution rate as of a specified date is calculated by determining the amount of distributions that would have been paid over the twelve-month period ending on such date to the holder of one hypothetical Fund share purchased at the beginning of such period, and dividing such amount by the current offering price per share.

PERFORMANCE COMPARISONS

     Comparative performance information may be used from time to time in advertising each Fund's shares, including data from Lipper Analytical Services, Inc., Morningstar, Inc. and other entities or organizations which track the performance of investment companies. Each Fund's performance also may be compared to the performance of its Comparison Index, if any, as described in the Prospectus, and to the performance of the following additional unmanaged
indices:                                   Unmanaged  indices  generally  do not
reflect deductions for administrative and management costs and expenses.

                                   REDEMPTIONS

     Redemption of shares, or payment, may be suspended at times (a) when the New York Stock Exchange is closed for other than customary weekend or holiday closings, (b) when trading on said Exchange is restricted, (c) when an emergency exists, as a result of which disposal by the Funds of securities owned by them is not reasonably practicable, or it is not reasonably practicable for the Funds fairly to determine the value of their net assets, or (d) during any other period when the Securities and Exchange Commission, by order, so permits, provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist.

     A signature guarantee is required if a redemption: (1) exceeds $50,000 (unless it is being wired to a pre-authorized bank account, in which case a guarantee is not required), (2) is to be paid to someone other than the registered shareholder or (3) is to be mailed to an address other than the address of record or wired to an account other than the pre-authorized bank or brokerage account. On joint account redemptions, each signature must be guaranteed. A signature guarantee may not be provided by a notary public. Please contact the Underwriter for instructions as to what institutions constitute eligible signature guarantors. The Underwriter may waive certain of these redemption requirements at its own risk, but also reserves the right to require signature guarantees on all redemptions, in contexts perceived by the Underwriter to subject a Fund to an unusual degree of risk.

                             ADDITIONAL INFORMATION

COUNSEL; INDEPENDENT AUDITORS

     Dorsey & Whitney P.L.L.P., 220 South Sixth Street, Minneapolis, Minnesota 55402, serves as general counsel for the Funds.

     KPMG Peat Marwick LLP, 4200 Norwest Center, Minneapolis, Minnesota 55402, serves as the Funds' independent auditors.

SHAREHOLDER MEETINGS

     The Company is not required under Minnesota law or under the Company's Articles of Incorporation to hold annual or periodically scheduled regular meetings of shareholders. Regular and special shareholder meetings are held only at such times and with such frequency as required by law. Minnesota law and the Company's Articles of Incorporation provide for the Board of Directors to convene shareholder meetings when it deems appropriate. Additionally, the 1940 Act requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all investment advisory contracts and amendments thereto.

LIMITATION OF DIRECTOR LIABILITY

     Under Minnesota law, each director of the Company owes certain fiduciary duties to each Fund and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota corporations are authorized to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care". Minnesota law does not, however, permit a corporation to eliminate or limit the liability of directors
(i) for any breach of the directors' duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities law, or (iv) for any transaction from which the directors derived an improper personal benefit. The Articles of Incorporation of each of the Funds limits the liability of such Funds' directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the 1940 Act (which Act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bath faith, gross negligence, or reckless disregard of the duties involved in the conduct of their role as directors).

     Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers). Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the 1933 Act or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the 1940 Act and the rules and regulations adopted thereunder.

ORGANIZATION AND CAPITALIZATION OF THE FUNDS

     The Company's (and, therefore, each Fund's) fiscal year ends on June 30 of each year.

     As described in the text of the Prospectus following the caption "General Information," shares of the Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. There will normally be no meetings of shareholders for the purpose of electing directors, except insofar as elections are required under the 1940 Act in the event that (i) less than a majority of the directors have been elected by shareholders, or (ii) if, as a result of a vacancy, less than two-thirds of the directors have been elected by the shareholders, the vacancy will be filled only by a vote of the shareholders. In addition, the directors may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Funds and filed with the Funds' custodian or by a vote of the holders of two-thirds of the outstanding shares of the Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders, who have been such for at least six months, and who in the aggregate hold shares having a net asset value of at least $25,000 or constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Funds have undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, each director shall continue to hold office and may appoint a successor.

     The shares of the Funds constitute separate series of the parent entity Voyageur Mutual Funds, Inc. a Minnesota corporation. All shares of each series are non assessable and fully transferable when issued and paid for in accordance with the terms thereof and possess no cumulative voting, preemptive or conversion rights. The Fund's Board is empowered to issue other series of common stock or common shares of beneficial interest without shareholder approval.

     Each share of a series has one vote irrespective of the relative net asset value of the shares. On some issues, such as the election of Board members, all shares of the corporation vote together as one series of such corporation. On an issue affecting only a particular series, the shares of the affected series vote as a separate series. One such example would be a fundamental investment restriction pertaining to only one series. Another example is the voting on the Investment Advisory Agreements. Approval by the shareholders of a particular series is necessary to make such agreement effective as to that series.

     The assets received by the corporation for the issue or sale of shares of each series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are required to be segregated on the books of account, and are to be charged with the expenses in respect to such series and with a share of the general expenses of the corporation or trust. Any general expenses of the corporation not readily identifiable as belonging to a particular series shall be allocated among the series, based upon the relative net assets of the series at the time such expenses were accrued.

                                     PART C
                              VOYAGEUR FUNDS, INC.

            Voyageur Financial Institutions Short Duration Portfolio
         Voyageur Financial Institutions Intermediate Duration Portfolio
                 Voyageur Financial Institutions Core Portfolio

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial statements --- Not applicable.

     (b) EXHIBITS:
          1.1  Amended and Restated  Articles of  Incorporation,  dated November
               22,  filed as an Exhibit to  Post-Effective  Amendment  No. 17 to
               Form N-1A on October 31, 1995,  File Nos.  33-16270 and 811-5267,
               and incorporated herein by reference.
          1.2  Certification of Designation of Series B, C and D, to be filed by amendment.
          1.3  Articles of  Correction,  dated July 27, 1994, to the Amended and
               Restated  Articles  of  Incorporation,  filed  as an  Exhibit  to
               Post-Effective Amendment No. 17 to Form N-1A on October 31, 1995,
               File Nos.  33-16270  and  811-5267,  and  incorporated  herein by reference.
          2    Bylaws,  as amended October 24, 1995, filed as an exhibit hereto.
          3    Not applicable.
          4    Specimen copy of share certificate, filed as an Exhibit hereto.
          5.1  Investment  Advisory  Agreement  with  Marquette,  to be filed by amendment.
          5.2  Investment   Advisory  Agreement  with  Cadre,  to  be  filed  by
               amendment.
          5.3  Investment  Sub-Advisory  Agreement with Voyageur Funds Managers,
               Inc., to be filed by amendment.
          6    Distribution Agreement, to be filed by amendment.
          7    Not applicable
          8    Custodian Agreement, to be filed by amendment.
          9.1  Administrative Services Agreement, filed as an Exhibit hereto.
          9.2  Service Plan, to be filed by amendment.
          10   Opinion and Consent of Dorsey & Whitney,  with  respect to Series
               B, C and D, to be filed by amendment
          11   Not applicable
          12   Not applicable
          13   Letter of Investment Intent, filed as an Exhibit to Pre-Effective
               Amendment  No. 1 to Form N-1A on  October  16,  1987,  Files Nos.
               33-16270 and 811-5267, and incorporated herein by reference.
          14   Not applicable.
          15   Plan of Distribution. Not applicable.
          16   Not applicable.
          17.1 Power  of  Attorney,   filed  as  an  Exhibit  to  Post-Effective
               Amendment  No. 17 to Form N-1A on  October  31,  1995,  File Nos.
               33-16270 and 811-5267, and incorporated herein by reference.
          17.2 Financial Data Schedule to be filed  electronically as Exhibit 27 pursuant to Rule 401 of Regulation S-T. Not applicable.
          18   Not Applicable

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Voyageur serves as investment manager to the following closed-end and open-end management investment companies:

         CLOSED-END INVESTMENT COMPANIES
         Voyageur Arizona Municipal Income Fund, Inc.
         Voyageur Colorado Insured Municipal Income Fund, Inc.
         Voyageur Florida Insured Municipal Income Fund
         Voyageur Minnesota Municipal Income Fund, Inc.
         Voyageur Minnesota Municipal Income Fund  II, Inc.
         Voyageur Minnesota Municipal Income Fund  III, Inc.

         OPEN-END INVESTMENT COMPANIES AND SERIES THEREOF
         Voyageur Funds, Inc.
                  Voyageur U.S. Government Securities Fund
                  VOYAGEUR FINANCIAL INSTITUTIONS SHORT DURATION PORTFOLIO VOYAGEUR FINANCIAL INSTITUTIONS INTERMEDIATE DURATION
                    PORTFOLIO
                  VOYAGEUR FINANCIAL INSTITUTIONS CORE PORTFOLIO
         Voyageur Insured Funds, Inc.
                  Voyageur Minnesota Insured Fund
                  Voyageur Arizona Insured Tax Free Fund
                  Voyageur National Insured Tax Free Fund
                  Voyageur Colorado Insured Tax Free Fund
         Voyageur Intermediate Tax Free Funds, Inc.
                  Voyageur Minnesota Limited Term Tax Free Fund
                  Voyageur National Limited Term Tax Free Fund
                  Voyageur Arizona Limited Term Tax Free Fund
                  Voyageur Colorado Limited Term Tax Free Fund
                  Voyageur California Limited Term Tax Free Fund
         Voyageur Investment Trust
                  Voyageur Florida Insured Tax Free Fund
                  Voyageur California Insured Tax Free Fund
                  Voyageur Kansas Tax Free Fund
                  Voyageur Missouri  Insured Tax Free Fund
                  Voyageur New Mexico Tax Free Fund
                  Voyageur Oregon Insured Tax Free Fund
                  Voyageur Utah Tax Free Fund
                  Voyageur Washington  Insured  Tax Free Fund
                  Voyageur Florida Tax Free Fund
         Voyageur Investment Trust II
                  Voyageur Florida Limited Term Tax Free Fund
         Voyageur Tax Free Funds, Inc.
                  Voyageur Minnesota Tax Free Fund
                  Voyageur North Dakota Tax Free Fund
         Voyageur Mutual Funds, Inc.
                  Voyageur Iowa Tax Free Fund
                  Voyageur Wisconsin Tax Free Fund
                  Voyageur Idaho Tax Free Fund
                  Voyageur Arizona Tax Free Fund
                  Voyageur California Tax Free Fund
                  Voyageur National Tax Free Fund
         Voyageur Mutual Funds II, Inc.
                  Voyageur Colorado Tax Free Fund
         Voyageur Mutual Funds III , Inc.
                  Voyageur Growth Stock Fund
                  Voyageur International Equity Fund
                  Voyageur Aggressive Growth Fund
                  Voyageur Growth and Income Fund
         VAM Institutional Funds, Inc.
                  VAM Global Fixed Income Fund
                  VAM Short Duration Government Agency Fund
                  VAM Intermediate Duration Government Agency Fund
                  VAM Government Mortgage Fund
                  VAM Short Duration Total Return Fund
                  VAM Intermediate Duration Total Return Fund
                  VAM Intermediate Duration Municipal Fund

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

     No information is presented for the Funds because they have not yet commenced operations.

ITEM 27.  INDEMNIFICATION

     The Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to such extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereinafter amended, and any rules, regulations or releases promulgated thereunder.

     The Registrant may indemnify its officers and directors and other "persons" acting in an "official capacity" (as such terms are defined in Section 302A.521) pursuant to a determination by the board of directors or shareholders of the Registrant as set forth in Section 302A.521, by special legal counsel selected by the board or a committee thereof for the purpose of making such a determination, or by a Minnesota court upon application of the person seeking indemnification. If a director is seeking indemnification for conduct in the capacity of director or officer of the Registrant, then such director generally may not be counted for the purpose of determining either the presence of a quorum or such director's eligibility to be indemnified.

     In any case, indemnification is proper only if the eligibility determining body decides that the person seeking indemnification has (a) not received indemnification for the same conduct from any other party or organization; (b) acted in good faith; (C) received no improper personal benefit; (d) in the case of criminal proceedings, had no reasonable cause to believe the conduct was unlawful; (e) reasonably believed that the conduct was in the best interest of the Registrant, or in certain contexts, was not opposed to the best interest of the Registrant; and (f) had not otherwise engaged in conduct which precludes indemnification under either Minnesota or Federal law (including, but not limited to, conduct constituting willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as set forth in Section 17(h) and
(I) of the Investment Company Act of 1940).

     If a person is made or threatened to be made a party to a proceeding, the person is entitled, upon written request to the Registrant, to payment or reimbursement by the Registrant of reasonable expenses, including attorneys' fees and disbursements, incurred by the person in advance of the final disposition of the proceeding, (a) upon receipt by the Registrant of a written affirmation by the person of a good faith belief that the criteria for indemnification set forth in Section 302A.521 have been satisfied and a written undertaking by the person to repay all amounts so paid or reimbursed by the Registrant, if it is ultimately determined that the criteria for indemnification have not been satisfied, and (b) after a determination that the facts then known to those making the determination would not preclude indemnification under
Section 302A.521. The written undertaking required by clause (a) is an unlimited general obligation of the person making it, but need not be secured and shall be accepted without reference to financial ability to make the repayment.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless, in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Registrant undertakes to comply with the indemnification requirements of Investment Company Release 7221 (June 9, 1972) and Investment Company Release 11330 (September 2, 1980).

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     The name and principal occupation(s) during the past two fiscal years of each director and executive officer of Marquette Trust Company, Adviser to Voyageur Financial Institution Intermediate Duration Portfolio and Voyageur Financial Institution Core Portfolio, are set forth below. The business address of each is 13100 Wayzata Boulevard, Suite 100, Minneapolis, Minnesota 55480.

NAME AND ADDRESS              POSITION WITH ADVISER              PRINCIPAL OCCUPATION(S)
----------------              ---------------------              -----------------------

Albert J. Colianni, Jr.       Director                           Chairman and Chief Executive Officer of
                                                                 Marquette Bank, N.A. since January, 1995;
                                                                 Executive Vice President and Chief Operating
                                                                 Officer of Marquette Bancshares, Inc. Since
                                                                 January 1993.

Robert B. Bean                Senior Vice President              Senior Vice President for Institutional Trust
                                                                 Services of  Marquette  Trust
                                                                 Company since January 1, 1995;
                                                                 previously Senior Vice President for
                                                                 Institution Trust  Services of
                                                                 Marquette Bank Rochester from
                                                                 January 1, 1994 to December 31, 1994.

Craig W. Huntley              President and                      President and Chairman of the Board
                              Chairman of the Board              of Marquette Trust Company since
                                                                 April 1, 1994; previously Senior Vice
                                                                 President Sales and Marketing
                                                                 Commerce Bank of Kansas City
                                                                 from February 1990 to April 1994.

James R. Bullard              Director                           President of Marquette Bank N.A.,
                                                                 Hutchinson  office since January 1,
                                                                 1995; previously President of Marquette
                                                                 Bank,  Hutchinson from January 1, 1988
                                                                 to January 1, 1995.

Jai L. Kim                    Director                           Vice President and Corporate Counsel Marquette
a/k/a Jay L. Kim                                                 Bancshares, Inc. since August, 1993.

     The name and principal occupation(s) during the past two fiscal years of each director and executive officer of Cadre, Adviser to Voyageur Financial Institution Short Duration Portfolio, are set forth below. The business address of each is 905 Marconi Avenue, Ronkonkoma, New York 11779.

NAME AND ADDRESS              POSITION WITH ADVISER              PRINCIPAL OCCUPATION(S)
----------------              ---------------------              -----------------------
William T. Sullivan, Jr.      Chairman of the Board              Director and Chairman of the Board
                                                                 of Cadre Securities, Inc. since 1986.

Francis X. Sullivan           Director and President             Director of Cadre Securities, Inc.
                                                                 since 1986.

Joan M. Restivo               Director and Executive             Director of Cadre Securities, Inc.
                              Vice President                     since 1986.


Dr. Richard I. Bauer          Director and Executive             Director and President of Cadre
                              Vice President                     Securities, Inc. since 1986 and 1984
                                                                 respectively.

Eileen M. McElroy             Senior Vice President              None

Beth A. Smith                 Director and Senior Vice           Director and Senior Vice President
                              President                          of Cadre Securities Inc. since 1995
                                                                 and 1993, respectively.

Ralph T. Cianchetti           Vice President                     None

George J. Dittenhoefter       Vice President                     None

William M. Sullivan           Vice President                     None

Timothy P. Sullivan           Vice President                     None

D. Joon Yoo                   Vice President                     Vice President of Cadre Consulting
                                                                 Services, Inc. since 1994; previously,
                                                                 Portfolio Manager for Aetna Life and
                                                                 Casualty from 1981 to 1994.

     The name and principal occupations(s) during the past two fiscal years of each director and executive officer of the Sub-Adviser, Voyageur Fund Managers, Inc., to Voyageur Financial Institution Intermediate Duration Portfolio and Voyageur Financial Institution Core Portfolio, are set forth below. The business address of each is 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

NAME AND ADDRESS              POSITION WITH ADVISER         PRINCIPAL OCCUPATION(S)
----------------              ---------------------         -----------------------
Michael E. Dougherty          Chairman                      Chairman of the Board, President and Chief
                                                            Executive Officer of Dougherty Financial
                                                            Group, Inc. ("DFG") and Chairman of
                                                            Voyageur, the Underwriter and Dougherty
                                                            Dawkins, Inc.

John G. Taft                  President and Director        See biographical information in Part B of the
                                                            Registration Statement.

Jane M. Wyatt                 Director and Chief            See  biographical  information  in Part B of the
                              Investment Officer            Registration  Statement.

Edward J. Kohler              Director and Executive        Director and Executive Vice President of the Adviser
                              Vice President                and Director of the Underwriter since 1995;
                                                            previously, President and Director of Piper Capital
                                                            Management Incorporated from 1985 to 1995.

Frank C. Tonnemaker           Director and Executive        Director of Voyageur and the Underwriter
                              Vice President                since 1993;  Executive  Vice  President of
                                                            Voyageur  since 1994;  Vice  President of
                                                            Voyageur from 1990 to 1994.

Thomas J. Abood               General  Counsel              See  biographical information in Part B of the
                                                            Registration Statement.

Kenneth R. Larsen             Treasurer                     See biographical information in Part B of the
                                                            Registration Statement.

Steven B. Johansen            Secretary and Chief           Secretary of DFG, the Underwriter and
                              Financial Officer             Dougherty Dawkins, Incorporated ("DDI");
                                                            Chief Financial Officer of DFG, the
                                                            Underwriter and DDI since 1995; previously,
                                                            Treasurer of DFG and DDI from 1990 to 1995

     Information  on the  business of  Registrant's  Adviser is contained in the section of the Prospectus entitled "Management" and in the section of the Statement of Additional Information entitled "The Investment Adviser, Sub-Adviser and Underwriter" filed as part of this Registration Statement.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Voyageur Fund Distributors, Inc., the underwriter of the Registrant's shares, is principal underwriter for the shares of Voyageur Tax Free Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Intermediate Tax Free Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc. and VAM Institutional Funds, Inc., affiliated open-end management investment companies.

     (b) The directors of the Underwriter are the same as the directors of the Adviser as set forth above in Item 28. The executive officers of the Underwriter and the positions of these individuals with respect to the Registrant are:

                                    POSITIONS AND OFFICES                  POSITIONS AND OFFICES
NAME                                WITH UNDERWRITER                       WITH REGISTRANT
----                                ---------------------                  -----------------------
Michael E. Dougherty                Chairman                               None
Frank C. Tonnemaker                 President and Director                 None
Steven B. Johansen                  Secretary & CFO                        None
Kenneth R. Larsen                   Treasurer                              Treasurer
Thomas J. Abood                     General Counsel                        Secretary
Jane M. Wyatt                       Executive Vice President               Executive Vice President
John G. Taft                        Executive Vice President               President

The address of each of the executive officers is 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

     (c) Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The custodian for Registrant is Marquette Trust Company, 13100 Wayzata Boulevard, Suite 100 , Minneapolis, Minnesota 55408. The dividend disbursing, administrative and accounting services agent of Registrant is Voyageur Fund Managers, Inc. The address of Voyageur Fund Managers, Inc. and the Registrant is 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

ITEM 31.  MANAGEMENT SERVICES

     Not applicable.

ITEM 32.  UNDERTAKINGS

     (a) Not applicable.

     (b) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the commencement of operations of each respective series.

     (c) Each recipient of a prospectus of any series of the Registrant may request the latest Annual Report of such series, and such Annual Report will be furnished by the Registrant without charge.


                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 2nd day of January, 1996.

                              VOYAGEUR FUNDS, INC.



                              By /s/ John G. Taft
                                 --------------------------
                                 John G. Taft, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                            TITLE                                DATE
---------                                            -----                                ----
/s/John G. Taft
------------------------------                President (Principal                        January 2, 1996
   John G. Taft                               Executive Officer)

/s/Kenneth R. Larsen
------------------------------                Treasurer (Principal Financial              January 2, 1996
Kenneth R. Larsen                             and Accounting Officer)

James W. Nelson*                              Director

Clarence G. Frame*                            Director

Robert J. Odegard*                            Director

Richard F. McNamara*                          Director

Thomas F. Madison*                            Director


*/s/ Thomas J. Abood                         Attorney-in-Fact                             January 2, 1996
 ------------------------------
Thomas J. Abood
 (Pursuant to Powers of Attorney dated January 24, 1995)